Average Annual Total Returns (Vanguard Small-Cap Index Fund Retail)	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap 1750 Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap 1750 Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.37%	7.50%	6.95%	4.34%	7.54%	7.54%	6.09%	6.09%	7.54%	7.54%
Five Years	16.71%	16.87%	16.35%	13.46%	none	none	16.74%	16.74%	16.83%	16.83%
Ten Years	9.00%	9.13%	8.68%	7.29%	none	none	9.02%	9.02%	9.06%	9.06%